Financial Instruments - Summary of Reconciliation of Cash Flow Hedge Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Balance at the beginning of the period		$ 6
Gain / (Loss) recognized in other comprehensive income during the period	$ 17	(14)
Amount reclassified to profit or loss during the period	(13)	6
Tax impact on above	(1)	$ 2
Balance at the end of the period	$ 3